Angel Oak UltraShort Income Fund
Schedule of Investments
October 31, 2022 (Unaudited)
		Principal
		Amount	Value
Asset-Backed Securities ― 39.31%
ACC Auto Trust, Series 2021-A, Class A, 1.080%, 4/15/2027 (a)		$522,096	$511,435
ACC Auto Trust, Series 2021-A, Class B, 1.790%, 4/15/2027 (a)		4,611,000	4,374,631
ACC Trust, Series 2021-1, Class B, 1.430%, 7/22/2024 (a)		987,540	980,227
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)		250,000	223,304
Affirm Asset Securitization Trust, Series 2022-Z1, Class A, 4.550%, 6/15/2027 (a)		824,408	806,786
American Credit Acceptance Receivables Trust, Series 2022-3, Class A, 4.120%, 2/13/2026 (a)		1,220,286	1,204,039
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)		617,328	573,643
Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046 (a)		2,832,231	2,505,876
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)		4,204,729	3,908,989
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A, 1.190%, 1/15/2027 (a)		562,934	542,491
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)		1,439,697	1,393,077
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)(b)		600,000	598,540
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.370%, 4/15/2027 (a)		3,500,000	3,149,139
Avant Credit Card Master Trust, Series 2021-1A, Class B, 1.620%, 4/15/2027 (a)		2,250,000	2,008,111
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 7/15/2030 (a)		2,000,000	1,871,716
Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026 (a)		1,000,000	961,810
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)		1,000,000	894,394
BHG Securitization Trust, Series 2021-B, Class A, 0.900%, 10/17/2034 (a)		1,837,937	1,749,659
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.640%, 2/17/2026 (a)		1,250,000	1,176,297
CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.890%, 3/16/2026 (a)		1,250,000	1,234,371
Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.430%, 1/15/2026 (a)		2,000,000	1,947,730
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.090%, 1/10/2028		2,828,747	2,651,835
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028		2,029,360	1,902,426
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028		954,760	897,699
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028		4,600,000	4,367,879
Carvana Auto Receivables Trust, Series 2021-P4, Class N, 2.150%, 9/10/2028 (a)		566,923	566,233
Carvana Auto Receivables Trust, Series 2021-N4, Class N, 2.990%, 9/10/2028 (a)		311,656	311,889
Carvana Auto Receivables Trust, Series 2022-N1, Class N, 4.600%, 12/10/2028 (a)		1,205,153	1,204,516
Carvana Auto Receivables Trust, Series 2022-P1, Class N, 4.350%, 1/10/2029 (a)		239,702	238,920
CFMT Issuer Trust, Series 2021-GRN1, Class A, 1.100%, 3/20/2041 (a)		2,227,312	2,041,563
CFMT LLC, Series 2021-AL1, Class B, 1.390%, 9/22/2031 (a)		2,839,672	2,685,375
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)		188,249	184,669
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)		517,684	509,291
Chase Auto Credit Linked Notes, Series 2020-2, Class B, 0.840%, 2/25/2028 (a)		278,005	270,777
Chase Auto Credit Linked Notes, Series 2020-2, Class C, 1.139%, 2/25/2028 (a)		278,005	270,555
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/25/2028 (a)		776,852	745,123
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.050%, 5/15/2026 (a)		195,998	195,746
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.870%, 12/15/2026 (a)		693,665	692,872
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-33, Class PT, 11.533%, 10/17/2044 (a)(c)		997,334	934,633
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)		398,849	396,533
Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class C, 5.210%, 10/15/2025 (a)		44,184	44,233
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)		500,000	469,580
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.550%, 12/17/2029 (a)		2,000,000	1,792,300
CPS Auto Receivables Trust, Series 2018-C, Class D, 4.400%, 6/17/2024 (a)		3,048	3,054
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)		98,469	98,218
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.830%, 9/15/2026 (a)		972,484	959,209
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.090%, 1/15/2027 (a)		2,000,000	1,994,680
CPS Auto Receivables Trust, Series 2021-D, Class D, 2.310%, 10/15/2027 (a)		2,000,000	1,814,922
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)		500,000	441,851
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.880%, 4/15/2030 (a)		1,000,000	969,096
Credit Suisse ABS Trust, Series 2020-AT1, Class A, 2.610%, 10/15/2026 (a)		273,841	263,264
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)		1,500,000	1,389,126
DT Auto Owner Trust, Series 2022-1A, Class C, 2.960%, 11/15/2027 (a)		2,000,000	1,884,556
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)(b)		2,700,000	2,704,941
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)		500,000	417,435
FHF Trust, Series 2021-2A, Class A, 0.830%, 12/15/2026 (a)		1,770,756	1,703,745
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)		2,262,675	2,177,501
FHF Trust, Series 2022-2A, Class A, 6.140%, 12/15/2027 (a)		1,000,000	986,211
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)		1,000,000	966,796
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)		500,000	469,911
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)		450,000	436,088
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.890%, 3/15/2027 (a)		1,690,000	1,631,986
First Investors Auto Owner Trust, Series 2021-2A, Class C, 1.470%, 11/15/2027 (a)		2,402,000	2,194,741
Flagship Credit Auto Trust, Series 2021-3, Class C, 1.460%, 9/15/2027 (a)		5,000,000	4,504,925
Foundation Finance Trust, Series 2020-1A, Class A, 3.540%, 7/15/2040 (a)		1,100,241	1,047,922
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)		1,068,797	955,253
Foundation Finance Trust, Series 2021-2A, Class A, 2.190%, 1/15/2042 (a)		1,266,859	1,156,112
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.020%, 9/15/2026 (a)		4,300,000	4,086,518
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)		2,600,000	2,514,962
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)		1,400,000	1,332,698
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.310%, 7/15/2027 (a)		3,000,000	2,818,566
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.190%, 10/15/2027 (a)		1,200,000	1,168,961
FREED ABS Trust, Series 2021-3FP, Class C, 1.600%, 11/20/2028 (a)		4,750,000	4,559,691
FREED ABS Trust, Series 2022-4FP, Class A, 6.490%, 12/18/2029 (a)		1,000,000	1,001,512
FREED ABS Trust, Series 2022-4FP, Class B, 7.580%, 12/18/2029 (a)		2,000,000	2,000,434
Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650%, 9/22/2025 (a)		2,000,000	1,881,070
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/20/2026 (a)		2,000,000	1,809,764
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)		1,750,000	1,640,592
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)		450,000	423,620
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class C, 1.940%, 10/15/2027 (a)		2,000,000	1,854,276
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)		2,510,625	2,304,071
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/25/2025 (a)		810,000	737,842
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.300%, 8/17/2026 (a)		1,628,195	1,578,398
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.210%, 6/15/2027 (a)		865,807	852,924
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 6/15/2026 (a)		2,534,679	2,417,354
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)		292,754	291,295
Lendingpoint Asset Securitization Trust, Series 2021-A, Class B, 1.460%, 12/15/2028 (a)		6,250,000	6,124,119
Lendingpoint Asset Securitization Trust, Series 2021-B, Class A, 1.110%, 2/15/2029 (a)		1,597,950	1,571,450
Lendingpoint Asset Securitization Trust, Series 2021-B, Class B, 1.680%, 2/15/2029 (a)		1,000,000	938,590
Lendingpoint Asset Securitization Trust, Series 2022-A, Class B, 2.410%, 6/15/2029 (a)		1,750,000	1,680,971
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.770%, 10/15/2029 (a)		827,580	803,291
Lendingpoint Asset Securitization Trust, Series 2022-C, Class B, 7.460%, 2/15/2030 (a)		2,000,000	1,986,116
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)		2,000,000	1,959,444
LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.500%, 3/15/2028 (a)		1,311,407	1,233,752
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)		1,557,453	1,473,649
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)		2,200,000	2,138,578
LL ABS Trust, Series 2021-1A, Class A, 1.070%, 5/15/2029 (a)		2,295,145	2,199,608
LL ABS Trust, Series 2021-1A, Class B, 2.170%, 5/15/2029 (a)		1,000,000	905,356
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)		5,331,754	5,238,048
Marlette Funding Trust, Series 2020-1A, Class D, 3.540%, 3/15/2030 (a)		10,705,984	10,410,948
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)		1,000,000	897,045
Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031 (a)		3,250,000	3,140,175
Marlette Funding Trust, Series 2021-3A, Class B, 1.300%, 12/15/2031 (a)		3,000,000	2,807,361
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)		14,562,000	13,755,382
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026 (a)		5,000,000	4,602,020
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)		2,000,000	1,919,880
Octane Receivables Trust, Series 2021-2A, Class A, 1.210%, 9/20/2028 (a)		744,897	705,733
Oportun Funding LLC, Series 2022-1, Class A, 3.250%, 6/15/2029 (a)		1,196,644	1,172,390
Oportun Issuance Trust, Series 2021-C, Class A, 2.180%, 10/8/2031 (a)		2,000,000	1,760,356
Pagaya AI Debt Selection Trust, Series 2020-3, Class C, 6.430%, 5/17/2027 (a)		2,000,000	1,964,982
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)		2,634,076	2,581,395
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)		10,045,859	9,350,977
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)		199,918	179,457
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)		4,655,254	4,377,735
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)		1,833,415	1,721,220
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)		2,999,837	2,708,136
Pagaya AI Debt Selection Trust, Series 2021-5, Class B, 2.630%, 8/15/2029 (a)		999,882	892,101
Pagaya AI Debt Selection Trust, Series 2022-1, Class A, 2.030%, 10/15/2029 (a)		5,253,427	5,036,135
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)		1,499,802	1,342,594
Pagaya AI Debt Selection Trust, Series 2022-3, Class A, 6.060%, 3/15/2030 (a)		2,957,347	2,922,433
Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550%, 7/17/2028 (a)		1,160,000	1,159,898
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.570%, 10/15/2025 (a)		2,500,000	2,408,252
Santander Bank Auto Credit-Linked Notes Series, Series 2022-A, Class B, 5.281%, 5/17/2032 (a)		311,674	301,889
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)		3,000,000	2,944,509
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)		11,187,174	10,151,320
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.330%, 2/20/2024 (a)		4,000,000	3,920,804
Tesla Auto Lease Trust, Series 2021-A, Class B, 1.020%, 3/20/2025 (a)		3,000,000	2,843,454
Theorem Funding Trust, Series 2021-1A, Class B, 1.840%, 12/15/2027 (a)		2,000,000	1,844,988
Theorem Funding Trust, Series 2022-1A, Class A, 1.850%, 2/15/2028 (a)		2,839,835	2,748,971
Theorem Funding Trust, Series 2022-2A, Class A, 6.060%, 12/15/2028 (a)		863,044	855,610
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)(b)		4,700,000	4,686,910
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, 3.387% (SOFR30A + 0.570%), 8/15/2025 (d)		2,000,000	1,998,010
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740%, 4/15/2024 (a)		285,197	284,872
Tricolor Auto Securitization Trust, Series 2022-1A, Class B, 4.340%, 5/15/2025 (a)		800,000	779,670
U.S. Auto Funding Receivables LLC, Series 2020-1A, Class C, 5.940%, 8/15/2024 (a)		2,000,000	1,988,024
U.S. Auto Funding Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)		1,300,000	1,281,013
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)		1,450,000	1,326,747
United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.410%, 12/10/2025 (a)		1,000,000	972,069
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.610%, 6/10/2027 (a)		2,000,000	1,935,252
Upgrade Master Pass-Through Trust, Series 2019-ST1, Class A, 4.000%, 7/15/2025 (a)		99,085	98,463
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)		440,223	440,325
Upgrade Master Pass-Through Trust, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)		4,276	4,275
Upgrade Master Pass-Through Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)		9,604	9,602
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)		1,082,859	1,029,142
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)		767,551	727,597
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)		3,047,598	2,902,210
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)		6,281,589	5,909,003
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)		4,518,990	4,209,566
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)		4,721,156	4,340,206
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)		5,130,397	4,747,864
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)		1,150,127	1,121,275
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)		2,672,753	2,596,521
Upstart Pass-Through Trust, Series 2021-ST7, Class A, 1.850%, 9/20/2029 (a)		1,492,443	1,429,253
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)		3,440,413	3,182,915
Upstart Pass-Through Trust, Series 2021-ST10, Class A, 2.250%, 1/20/2030 (a)		3,379,879	3,159,318
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)		2,966,096	2,769,189
Upstart Pass-Through Trust, Series 2022-2A, Class A, 4.250%, 6/17/2030 (a)		851,602	811,835
Upstart Pass-Through Trust, Series 2022-4A, Class A, 7.010%, 10/15/2030 (a)		2,000,000	2,004,950
Upstart Securitization Trust, Series 2019-2, Class C, 4.783%, 9/20/2029 (a)		3,063,968	3,020,337
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)		1,560,216	1,541,353
Upstart Securitization Trust, Series 2020-2, Class A, 2.309%, 11/20/2030 (a)		3,099,068	3,001,900
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)		900,000	839,499
Upstart Securitization Trust, Series 2021-2, Class A, 0.910%, 6/20/2031 (a)		3,162,864	3,088,818
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)		250,000	222,875
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)		3,330,962	3,220,288
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)		1,250,000	1,160,061
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)		8,317,149	7,995,916
Upstart Securitization Trust, Series 2021-5, Class A, 1.310%, 11/20/2031 (a)		267,226	254,759
Upstart Securitization Trust, Series 2021-5, Class B, 2.490%, 11/20/2031 (a)		1,000,000	891,140
Upstart Securitization Trust, Series 2022-4, Class A, 5.980%, 8/20/2032 (a)		1,919,165	1,891,930
US Auto Funding Trust, Series 2021-1A, Class B, 1.490%, 3/17/2025 (a)		1,676,000	1,640,432
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)		500,000	479,089
Verizon Master Trust, Series 2021-2, Class B, 1.280%, 4/20/2028		4,800,000	4,444,378
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)		1,196,419	1,166,894
Veros Automobile Receivables Trust, Series 2021-1, Class A, 0.920%, 10/15/2026 (a)		457,893	447,410
Westlake Automobile Receivables Trust, Series 2022-3A, Class A2, 5.240%, 7/15/2025 (a)		4,000,000	3,974,864
Westlake Automobile Receivables Trust, Series 2021-2A, Class E, 2.380%, 3/15/2027 (a)		2,250,000	1,985,728
TOTAL ASSET-BACKED SECURITIES (Cost ― $370,060,052)			$352,131,872

Collateralized Loan Obligations ― 10.36%
Atrium CLO Ltd., Series 12A, Class AR, 5.155% (3 Month LIBOR USD + 0.830%), 4/22/2027 (a)(d)		4,182,441	4,122,155
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 5.493% (3 Month LIBOR USD + 1.250%), 7/20/2033 (a)(d)		3,142,857	3,137,521
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 5.358% (3 Month LIBOR USD + 1.000%), 4/25/2034 (a)(d)		2,947,368	2,945,780
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 5.225% (3 Month LIBOR USD + 0.900%), 7/24/2034 (a)(d)		1,785,712	1,784,692
Cerberus Loan Funding LP, Series 2021-6A, Class A, 5.479% (3 Month LIBOR USD + 1.400%), 11/22/2033 (a)(d)		2,814,379	2,785,132
CIFC Funding Ltd., Series 2015-3A, Class AR, 5.097% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(d)		4,826,608	4,709,833
Elevation CLO Ltd., Series 2021-13A, Class X, 5.079% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(d)		2,200,000	2,199,032
Elevation CLO Ltd., Series 2021-14A, Class X, 5.193% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(d)		3,000,000	2,998,575
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class A1AR, 6.048% (3 Month LIBOR USD + 1.690%), 1/26/2032 (a)(d)		7,402,471	7,303,967
Gallatin CLO Ltd., Series 2018-1A, Class A, 5.328% (3 Month LIBOR USD + 1.050%), 1/21/2028 (a)(d)		1,254,631	1,241,593
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 5.029% (3 Month LIBOR USD + 0.950%), 4/15/2033 (a)(d)		2,371,429	2,329,580
Hayfin Kingsland Ltd., Series 2019-2A, Class XR, 5.193% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(d)		2,400,000	2,398,934
Highbridge Loan Management Ltd., Series 2015-7A, Class BR, 4.085% (3 Month LIBOR USD + 1.180%), 3/15/2027 (a)(d)		4,000,000	3,926,044
ICG US CLO Ltd., Series 2015-1X, Class A1R, 5.367% (3 Month LIBOR USD + 1.140%), 10/19/2028 (d)(e)		1,927,210	1,903,791
Jamestown CLO Ltd., Series 2016-9A, Class XRR, 5.258% (3 Month LIBOR USD + 0.900%), 7/25/2034 (a)(d)		2,666,668	2,665,492
Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 5.259% (3 Month LIBOR USD + 1.180%), 10/17/2033 (a)(d)		3,800,000	3,793,646
LCM LP, Series 20A, Class AR, 5.283% (3 Month LIBOR USD + 1.040%), 10/20/2027 (a)(d)		610,355	605,121
Marble Point CLO Ltd., Series 2020-3A, Class X, 5.077% (3 Month LIBOR USD + 0.850%), 1/19/2034 (a)(d)		1,166,665	1,166,190
Medalist Partners Corporate Finance CLO Ltd., Series 2020-1A, Class X, 4.979% (3 Month LIBOR USD + 0.900%), 4/18/2033 (a)(d)		300,000	300,000
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, 5.625% (3 Month LIBOR USD + 1.300%), 4/23/2029 (a)(d)		2,351,793	2,318,703
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 5.529% (3 Month LIBOR USD + 1.450%), 4/15/2030 (a)(d)		2,133,774	2,096,984
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 4.270% (3 Month LIBOR USD + 1.000%), 9/14/2033 (a)(d)		3,779,000	3,774,265
Mountain View CLO Ltd., Series 2016-1A, Class XR, 4.811% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(d)		1,894,737	1,894,737
Mountain View CLO Ltd., Series 2019-1A, Class XR, 4.829% (3 Month LIBOR USD + 0.750%), 10/16/2034 (a)(d)		2,175,000	2,174,330
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 5.029% (3 Month LIBOR USD + 0.950%), 7/17/2034 (a)(d)		3,750,000	3,747,847
Northwoods Capital Ltd., Series 2019-20A, Class X, 5.158% (3 Month LIBOR USD + 0.800%), 1/26/2032 (a)(d)		138	138
Owl Rock CLO Ltd., Series 2019-1A, Class A, 4.784% (3 Month LIBOR USD + 1.800%), 5/20/2031 (a)(d)		3,000,000	2,938,878
OZLM Ltd., Series 2015-14A, Class X, 5.079% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(d)		666,667	666,396
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 4.214% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(d)		5,624,909	5,552,742
Sculptor CLO Ltd., Series 25A, Class X, 4.829% (3 Month LIBOR USD + 0.750%), 1/15/2031 (a)(d)		1,000,000	999,780
Symphony CLO Ltd., Series 2014-14A, Class AR, 4.961% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(d)		170,100	169,704
Symphony CLO Ltd., Series 2021-25A, Class X, 4.927% (3 Month LIBOR USD + 0.700%), 4/19/2034 (a)(d)		625,000	624,812
TCW CLO Ltd., Series 2020-1A, Class XRR, 5.093% (3 Month LIBOR USD + 0.850%), 4/20/2034 (a)(d)		2,571,429	2,569,860
TCW CLO Ltd., Series 2021-2A, Class X, 5.358% (3 Month LIBOR USD + 1.000%), 7/25/2034 (a)(d)		2,933,333	2,932,048
TCW CLO Ltd., Series 2019-1A, Class XR, 3.922% (3 Month LIBOR USD + 1.000%), 8/16/2034 (a)(d)		2,933,333	2,932,571
THL Credit Lake Shore MM CLO Ltd., Series 2019-1A, Class X, 5.079% (3 Month LIBOR USD + 1.000%), 4/15/2033 (a)(d)		2,000,000	1,995,094
Wellfleet CLO Ltd., Series 2019-XA, Class X, 5.243% (3 Month LIBOR USD + 1.000%), 7/20/2032 (a)(d)		3,068,182	3,066,672
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $93,351,752)			$92,772,639

Commercial Mortgage-Backed Securities ― 3.50%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, 4.612% (1 Month LIBOR USD + 1.200%), 6/17/2036 (a)(d)		2,000,000	1,934,904
BDS Ltd., Series 2021-FL8, Class B, 4.793% (1 Month LIBOR USD + 1.350%), 1/18/2036 (a)(d)		2,000,000	1,867,310
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 4.362% (1 Month LIBOR USD + 0.950%), 9/15/2036 (a)(d)		2,000,000	1,871,542
BXP Trust, Series 2017-CQHP, Class A, 4.262% (1 Month LIBOR USD + 0.850%), 11/15/2034 (a)(d)		1,000,000	1,000,239
BXP Trust, Series 2017-CQHP, Class C, 4.662% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(d)		3,000,000	3,002,268
CSMC Trust, Series 2017-PFHP, Class A, 4.362% (1 Month LIBOR USD + 0.950%), 12/16/2030 (a)(d)		620,000	624,337
Extended Stay America Trust, Series 2021-ESH, Class B, 4.793% (1 Month LIBOR USD + 1.380%), 7/15/2038 (a)(d)		1,366,669	1,297,300
Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 5.290% (TSFR1M + 1.914%), 12/15/2039 (a)(d)		5,000,000	4,876,225
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 4.862% (1 Month LIBOR USD + 1.450%), 7/15/2031 (a)(d)		775,000	732,221
GS Mortgage-Backed Securities Corp. Trust, Series 2018-HART, Class B, 4.720% (1 Month LIBOR USD + 1.300%), 10/15/2031 (a)(d)		683,000	661,037
GS Mortgage-Backed Securities Corp. Trust, Series 2022-SHIP, Class A, 4.107% (TSFR1M + 0.731%), 8/15/2036 (a)(d)		2,000,000	1,965,006
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 4.862% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(d)		1,253,000	1,150,812
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A, 4.372% (1 Month LIBOR USD + 0.960%), 7/15/2036 (a)(d)		351,748	320,718
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 4.912% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(d)		1,000,000	977,435
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, 5.186% (1 Month LIBOR USD + 1.600%), 7/25/2036 (a)(d)		1,950,000	1,806,772
Velocity Commercial Capital Loan Trust, Series 2021-2, Class A, 1.520%, 8/25/2051 (a)(c)		4,168,920	3,822,158
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A, 1.960%, 10/25/2051 (a)(c)		2,659,321	2,291,159
Velocity Commercial Capital Loan Trust, Series 2021-4, Class A, 2.520%, 12/25/2051 (a)(c)		1,278,939	1,166,341
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $33,021,140)			$31,367,784

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 6.06%
Federal Home Loan Mortgage Corp., Series K-F29, Class A, 3.503% (1 Month LIBOR USD + 0.360%), 2/25/2024 (d)		1,199,159	1,198,359
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 5.443% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(d)		260,831	260,803
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 3.543% (1 Month LIBOR USD + 0.400%), 8/25/2025 (d)		4,141,428	4,107,190
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 3.633% (1 Month LIBOR USD + 0.490%), 2/25/2026 (d)		1,234,081	1,228,815
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 3.623% (1 Month LIBOR USD + 0.480%), 4/25/2026 (d)		782,174	777,895
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 3.583% (1 Month LIBOR USD + 0.440%), 6/25/2026 (d)		384,964	382,635
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 3.633% (1 Month LIBOR USD + 0.490%), 7/27/2026 (d)		6,286,331	6,261,192
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 2.993% (MSOFR1MC + 0.530%), 1/25/2027 (d)		341,753	338,877
Federal Home Loan Mortgage Corp., Series K-F74, Class AL, 3.583% (1 Month LIBOR USD + 0.440%), 1/25/2027 (d)		2,734,026	2,716,233
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 2.869% (SOFR30A + 0.400%), 6/25/2027 (d)		1,344,950	1,333,275
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 2.789% (SOFR30A + 0.320%), 8/25/2027 (d)		5,448,336	5,396,751
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 3.433% (1 Month LIBOR USD + 0.290%), 8/25/2027 (d)		1,661,969	1,646,859
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 2.779% (SOFR30A + 0.310%), 10/25/2027 (d)		1,309,319	1,293,767
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 3.423% (1 Month LIBOR USD + 0.280%), 10/25/2027 (d)		1,531,367	1,518,107
Federal Home Loan Mortgage Corp., Series K-F100, Class AL, 3.273% (1 Month LIBOR USD + 0.130%), 11/26/2027 (d)		4,667,824	4,585,932
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 2.649% (SOFR30A + 0.180%), 1/25/2028 (d)		3,269,858	3,210,454
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 3.383% (1 Month LIBOR USD + 0.240%), 1/25/2028 (d)		2,674,404	2,649,310
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 3.433% (1 Month LIBOR USD + 0.290%), 6/25/2028 (d)		1,103,011	1,088,873
Federal Home Loan Mortgage Corp., Series K-F57, Class A, 3.683% (1 Month LIBOR USD + 0.540%), 12/25/2028 (d)		1,260,374	1,245,969
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 3.673% (1 Month LIBOR USD + 0.530%), 3/25/2029 (d)		2,325,666	2,309,649
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 3.443% (1 Month LIBOR USD + 0.300%), 7/25/2030 (d)		2,607,771	2,566,433
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 2.829% (SOFR30A + 0.360%), 10/25/2030 (d)		662,535	657,479
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 3.473% (1 Month LIBOR USD + 0.330%), 10/25/2030 (d)		1,172,265	1,157,413
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 2.769% (SOFR30A + 0.300%), 11/25/2030 (d)		685,059	671,490
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 3.443% (1 Month LIBOR USD + 0.300%), 11/25/2030 (d)		1,387,642	1,357,695
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 2.669% (SOFR30A + 0.200%), 12/26/2030 (d)		1,561,954	1,552,897
Federal National Mortgage Association, Series 2013-M2, Class AFL, 3.936% (1 Month LIBOR USD + 0.350%), 1/25/2023 (d)		977,154	978,224
Federal National Mortgage Association, 2.500%, 9/1/2024		1,964,198	1,820,507
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $54,984,473)			$54,313,083

Corporate Obligations ― 2.16%
Basic Materials ― 0.37%
Compass Minerals International, Inc., 4.875%, 7/15/2024 (a)		3,000,000	2,846,293
FMG Resources Ltd., 5.125%, 5/15/2024 (a)		500,000	488,765
			3,335,058
Consumer, Cyclical ― 0.31%
Ford Motor Credit Co LLC, 3.370%, 11/17/2023		800,000	774,058
Ford Motor Credit Co LLC, 5.584%, 3/18/2024		2,000,000	1,978,230
			2,752,288
Consumer, Non-cyclical ― 0.39%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 4/15/2024 (a)		3,500,000	3,489,535

Energy ― 0.18%
Occidental Petroleum Corp., 6.950%, 7/1/2024		1,000,000	1,022,935
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023		550,000	550,927
			1,573,862
Financial ― 0.91%
goeasy Ltd., 5.375%, 12/1/2024 (a)		1,000,000	934,635
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)		2,000,000	1,985,329
OneMain Finance Corp., 6.125%, 3/15/2024		1,275,000	1,247,562
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)		4,000,000	3,954,540
			8,122,066
TOTAL CORPORATE OBLIGATIONS (Cost ― $19,988,658)			$19,272,809

Investment Companies ― 0.53%		Shares
Affiliated Exchange Traded Funds ― 0.53%
Angel Oak Ultrashort Income ETF		95,200	4,768,092
TOTAL INVESTMENT COMPANIES (Cost ― $4,763,808)			$4,768,092
		Principal
Residential Mortgage-Backed Securities ― 28.78%		Amount
Banc of America Funding Corp., Series 2015-R3, Class 7A1, 3.791% (1 Month LIBOR USD + 0.205%), 4/29/2037 (a)(d)		$2,279,136	2,177,313
Bellemeade Re Ltd., Series 2018-3A, Class M1B, 5.436% (1 Month LIBOR USD + 1.850%), 10/25/2028 (a)(d)		418,557	416,889
Bellemeade Re Ltd., Series 2019-1A, Class M2, 6.286% (1 Month LIBOR USD + 2.700%), 3/25/2029 (a)(d)		1,500,000	1,479,822
Bellemeade Re Ltd., Series 2019-3A, Class M1C, 5.536% (1 Month LIBOR USD + 1.950%), 7/25/2029 (a)(d)		1,397,350	1,362,409
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(c)		2,913,034	2,684,515
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A2, 1.789%, 5/25/2060 (a)(c)		863,527	834,511
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/2060 (a)(c)		598,129	581,231
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(f)		4,594,883	4,274,201
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(f)		1,520,130	1,444,662
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(c)		1,333,580	1,292,879
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 4.486% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(d)		1,473,999	1,406,173
CIM Trust, Series 2019-INV1, Class A2, 4.084% (1 Month LIBOR USD + 1.000%), 2/25/2049 (a)(d)		58,671	48,564
CIM Trust, Series 2019-INV2, Class A11, 4.034% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(d)		211,802	197,800
CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059 (a)(f)		3,105,037	2,815,430
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/26/2064 (a)(c)		885,102	807,578
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/2065 (a)(c)		275,596	270,832
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(c)		1,710,000	1,598,501
COLT Mortgage Loan Trust, Series 2020-3, Class A1, 1.506%, 4/27/2065 (a)(c)		1,004,442	952,118
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/27/2065 (a)(c)		294,218	270,123
COLT Mortgage Loan Trust, Series 2021-2, Class A2, 1.130%, 8/25/2066 (a)(c)		789,209	650,676
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726%, 11/25/2066 (a)(c)		3,557,669	3,013,118
COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/27/2066 (a)(c)		5,661,618	4,941,925
COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.250%, 7/25/2067 (a)(c)		674,343	654,041
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3, 1.421%, 5/25/2065 (a)(c)		819,059	729,879
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.229%, 4/25/2065 (a)(f)		10,000,000	9,572,590
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(f)		791,167	746,404
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(f)		1,766,474	1,647,509
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(c)		521,596	488,046
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(f)		1,547,523	1,494,432
CSMC Trust, Series 2021-NQM1, Class A1, 0.809%, 5/25/2065 (a)(c)		1,879,386	1,685,174
CSMC Trust, Series 2020-NQM1, Class A3, 1.722%, 5/25/2065 (a)(f)		1,772,119	1,647,480
CSMC Trust, Series 2021-NQM3, Class A3, 1.632%, 4/25/2066 (a)(c)		6,153,611	5,181,987
CSMC Trust, Series 2021-NQM5, Class A3, 1.349%, 5/25/2066 (a)(c)		3,509,532	2,875,062
CSMC Trust, Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (a)(c)		4,343,200	3,473,270
CSMC Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(c)		3,690,959	3,180,252
CSMC Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(c)		4,343,200	3,621,955
CSMC Trust, Series 2022-NQM1, Class A3, 2.675%, 11/25/2066 (a)(c)		9,336,830	7,772,734
Deephaven Residential Mortgage Trust, Series 2021-1, Class A1, 0.715%, 5/25/2065 (a)(c)		1,330,789	1,233,483
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, 1.260%, 4/25/2066 (a)(c)		954,058	852,363
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.206%, 1/25/2067 (a)(c)		2,043,077	1,730,801
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 4.286% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(d)		1,178,154	1,113,897
FWD Securitization Trust, Series 2019-INV1, Class A2, 3.010%, 6/25/2049 (a)(c)		608,703	572,324
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(c)		1,651,417	1,517,529
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(c)		41,454	37,322
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(c)		9,764,266	9,011,558
GCAT Trust, Series 2020-NQM1, Class A3, 2.554%, 1/25/2060 (a)(f)		363,836	339,287
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(f)		1,222,529	1,055,795
GCAT Trust, Series 2022-NQM4, Class A3, 5.730%, 8/25/2067 (a)(f)		640,987	594,009
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 2.724%, 7/25/2044 (a)(c)		2,216,495	2,178,016
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ1, Class A1, 3.500%, 5/25/2050 (a)(c)		214,282	182,982
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A1, 3.500%, 7/25/2050 (a)(c)		259,245	220,323
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(c)		3,073,650	2,749,752
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A8, 2.500%, 2/25/2052 (a)(c)		8,640,460	7,440,283
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(c)		4,438,538	3,785,682
GS Mortgage-Backed Securities Corp. Trust, Series 2020-NQM1, Class A2, 1.791%, 9/25/2060 (a)(c)		490,747	453,801
GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(c)		1,719,228	1,565,575
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(c)		1,490,456	1,307,446
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.616%, 6/25/2048 (a)(c)		891,793	801,296
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 4.536% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(d)		121,850	118,472
JP Morgan Mortgage Trust, Series 2019-2, Class A11, 4.034% (1 Month LIBOR USD + 0.950%), 8/25/2049 (a)(d)		414,170	397,232
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 3.984% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(d)		898,232	873,662
JP Morgan Mortgage Trust, Series 2019-6, Class A3, 3.500%, 12/25/2049 (a)(c)		2,087,756	1,889,002
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(c)		265,104	246,225
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 4.084% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(d)		631,338	594,371
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11, 4.084% (1 Month LIBOR USD + 1.000%), 6/25/2050 (a)(d)		671,618	643,071
JP Morgan Mortgage Trust, Series 2020-7, Class A11, 3.884% (1 Month LIBOR USD + 0.800%), 1/25/2051 (a)(d)		936,365	845,185
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 2.931% (SOFR30A + 0.650%), 6/25/2051 (a)(d)		4,425,005	3,945,003
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.500%, 10/25/2051 (a)(c)		2,917,390	2,670,299
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)		40,939	40,847
Mello Mortgage Capital Accepatance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(c)		3,874,859	3,313,764
METLIFE Securitization Trust, Series 2020-INV1, Class A5, 3.000%, 5/25/2050 (a)(c)		1,982,493	1,724,021
MFA Trust, Series 2021-INV1, Class A2, 1.057%, 1/25/2056 (a)(c)		764,550	704,654
MFA Trust, Series 2020-NQM3, Class A2, 1.324%, 1/26/2065 (a)(c)		673,630	635,574
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(c)		953,410	879,864
Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750%, 8/25/2059 (a)(c)		396,825	365,857
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(c)		1,295,605	1,184,447
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6, 2.500%, 6/25/2051 (a)(c)		2,479,747	2,135,305
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(c)		521,396	474,338
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(c)		392,112	364,649
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A1, 1.650%, 5/25/2060 (a)(c)		683,075	632,798
NLT Trust, Series 2021-INV2, Class A3, 1.520%, 8/25/2056 (a)(c)		2,105,266	1,698,202
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(c)		1,565,906	1,308,921
OBX Trust, Series 2018-EXP1, Class 2A2, 4.586% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(d)		144,918	139,822
OBX Trust, Series 2020-EXP1, Class 2A1, 4.336% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(d)		567,367	545,718
OBX Trust, Series 2021-NQM3, Class A2, 1.260%, 7/25/2061 (a)(c)		3,031,632	2,495,285
OBX Trust, Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (a)(c)		4,862,104	4,218,653
OBX Trust, Series 2021-NQM1, Class A3, 1.329%, 2/25/2066 (a)(c)		4,909,634	4,359,809
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A2, 2.162%, 10/25/2061 (a)(c)		7,553,359	6,257,905
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A3, 2.367%, 10/25/2061 (a)(c)		6,817,724	5,578,671
Pepper Residential Securities Trust, Series 21A, Class A1U, 4.292% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(d)		19,294	19,275
Pepper Residential Securities Trust, Series 23A, Class A1U, 4.393% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(d)		39,732	39,748
PNMAC Issuer Trust, Series 2018-FT1, Class A, 5.936% (1 Month LIBOR USD + 2.350%), 4/25/2023 (a)(d)(g)		5,000,000	4,988,580
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(f)		5,214,667	4,654,570
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(f)		113,097	98,787
PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026 (a)(f)		112,919	101,368
PRPM LLC, Series 2021-6, Class A1, 1.793%, 7/25/2026 (a)(f)		3,361,763	3,049,048
PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026 (a)(f)		2,313,898	2,116,717
PRPM LLC, Series 2022-NQM1, Class A3, 5.500%, 8/25/2067 (a)(f)		2,494,023	2,297,918
RCO Mortgage LLC, Series 2022-1, Class A1, 3.000%, 1/25/2027 (a)(f)		3,862,098	3,621,277
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(c)		377,114	367,625
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(c)		700,235	669,395
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 3.993% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(d)		43,661	43,732
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(c)		5,000,000	4,729,035
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(c)		1,330,009	1,296,304
SG Residential Mortgage Trust, Series 2019-3, Class A2, 2.877%, 9/25/2059 (a)(c)		257,917	251,523
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(c)		4,408,502	3,736,461
SG Residential Mortgage Trust, Series 2022-2, Class A3, 5.353%, 9/25/2067 (a)(c)		992,131	933,208
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/2050 (a)(c)		159,868	156,798
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A2, 2.624%, 1/28/2050 (a)(c)		79,795	78,381
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916%, 9/25/2049 (a)(c)		8,859,928	8,398,521
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, 2/25/2050 (a)(c)		576,866	550,106
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(c)		1,635,231	1,497,749
Starwood Mortgage Residential Trust, Series 2021-3, Class A3, 1.518%, 6/25/2056 (a)(c)		3,472,979	3,051,720
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(c)		614,160	560,355
Starwood Mortgage Residential Trust, Series 2021-5, Class A2, 2.178%, 9/25/2066 (a)(c)		4,478,076	3,853,103
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(c)		3,952,406	3,358,130
Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.447%, 12/25/2066 (a)(c)		1,762,182	1,535,305
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, 4/25/2057 (a)(c)		765,247	756,369
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, 10/25/2057 (a)(c)		145,034	137,107
TRK Trust, Series 2022-INV1, Class A1, 2.577%, 2/25/2057 (a)(c)		3,709,444	3,245,452
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(c)		1,375,593	1,330,377
Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/2059 (a)(c)		2,513,000	2,122,095
Verus Securitization Trust, Series 2020-5, Class A2, 1.578%, 5/25/2065 (a)(f)		1,086,705	992,864
Verus Securitization Trust, Series 2021-3, Class A2, 1.283%, 6/25/2066 (a)(c)		971,276	826,576
Verus Securitization Trust, Series 2021-4, Class A1, 0.938%, 7/25/2066 (a)(c)		11,035,315	9,137,086
Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/2066 (a)(c)		1,843,730	1,511,254
Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066 (a)(c)		2,320,527	1,869,872
Verus Securitization Trust, Series 2021-5, Class A3, 1.373%, 9/25/2066 (a)(c)		2,649,102	2,216,586
Verus Securitization Trust, Series 2021-8, Class A3, 2.491%, 11/25/2066 (a)(c)		1,899,376	1,613,216
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(c)		2,770,833	2,422,298
Verus Securitization Trust, Series 2022-3, Class A1, 4.130%, 2/25/2067 (a)(f)		2,770,833	2,525,999
Verus Securitization Trust, Series 2022-5, Class A3, 3.800%, 4/25/2067 (a)(c)		983,281	826,289
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)		1,818,774	1,624,436
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(c)		260,325	240,927
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.337%, 6/20/2045 (a)(c)(h)		6,638,565	21,303
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $289,153,048)			$257,792,080

Residential Mortgage-Backed Securities - U.S. Government Agency ― 0.40%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035		2,955,024	2,863,114
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046		805,589	760,160
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $3,807,795)			$3,623,274

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 0.83%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 5.736% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(d)		173,479	173,120
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 5.586% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(d)		609,667	598,150
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, 5.097% (SOFR30A + 2.100%), 3/25/2042 (a)(d)		2,710,197	2,691,348
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 5.547% (SOFR30A + 2.550%), 7/25/2042 (a)(d)		476,642	470,816
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, 3.997% (SOFR30A + 1.000%), 1/27/2042 (a)(d)		915,193	883,120
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 4.997% (SOFR30A + 2.000%), 4/25/2042 (a)(d)		433,051	427,089
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class M2, 5.236% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(d)		184,438	184,438
Federal Home Loan Securities Trust, Series 2016-SC02, Class M2, 3.650%, 10/25/2046 (c)		2,201,183	1,987,664
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $7,696,785)			$7,415,745

U.S. Treasury Notes ― 1.28%
0.250%, 9/30/2023		4,000,000	3,840,952
0.500%, 11/30/2023		4,000,000	3,826,608
0.125%, 1/15/2024		4,000,000	3,787,969
TOTAL U.S. TREASURY NOTES (Cost ― $11,502,999)			$11,455,529

Short-Term Investments ― 8.64%
U.S. Treasury Bills ― 3.08%
4.12%, 2/2/2023 (i)		5,000,000	4,947,716
4.10%, 2/9/2023 (i)		5,000,000	4,943,485
4.10%, 2/16/2023 (i)		2,000,000	1,975,742
4.20%, 2/21/2023 (i)		5,000,000	4,935,886
4.28%, 3/9/2023 (i)		1,000,000	985,128
4.32%, 3/16/2023 (i)		5,000,000	4,920,969
4.29%, 3/23/2023 (i)		1,000,000	983,454
4.33%, 4/6/2023 (i)		1,000,000	981,715
4.43%, 4/13/2023 (i)		1,000,000	980,478
4.49%, 4/20/2023 (i)		1,000,000	979,428
4.32%, 6/15/2023 (i)		1,000,000	973,712
			27,607,713
Money Market Funds ― 5.56%		Shares
First American Government Obligations Fund, Class U, 2.941% (j)		49,770,231	49,770,231
TOTAL SHORT-TERM INVESTMENTS (Cost ― $77,385,680)			$77,377,944
TOTAL INVESTMENTS ― 101.85% (Cost ― $965,716,190)			$912,290,851
Liabilities in Excess of Other Assets ― (1.85%)			(16,594,175)
NET ASSETS ― 100.00%			$895,696,676

LIBOR:	London Inter-Bank Offered Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFR1M:	1 Month Term Secured Overnight Financing Rate
MSOFR1MC:	1 Month Secured Overnight Financing Rate Index

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2022, the value of these securities amounted to $735,286,338 or 82.09% of net assets.

(b)	Security issued on a when-issued basis. On October 31, 2022, the total value of investments purchased on a when-issued basis was $7,990,391 or 0.89% of net assets.
(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2022.
(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2022.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2022, the value of securities pledged amounted to $1,903,791 or 0.21% of net assets.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2022.
(g)	Illiquid security. At October 31, 2022, the value of these securities amounted to $4,988,580 or 0.56% of net assets.
(h)	Interest only security.
(i)	Rate disclosed is the effective yield as of October 31, 2022.
(j)	Rate disclosed is the seven day yield as of October 31, 2022.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

2 Year ERIS Aged Standard Swap Future	March 2023	(155)	($15,109,400)	$384,787
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,086,165)	3,760
2 Year ERIS Aged Standard Swap Future	June 2023	(391)	(37,635,040)	1,401,497
2 Year ERIS Aged Standard Swap Future	September 2023	(501)	(47,657,324)	2,415,872
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(733,018)	14,207
2 Year ERIS Aged Standard Swap Future	December 2023	(125)	(11,805,600)	695,212
2 Year ERIS Aged Standard Swap Future	March 2024	(102)	(9,509,389)	512,366
2 Year ERIS Aged Standard Swap Future	September 2024	(265)	(25,217,453)	690,670
3 Year ERIS Aged Standard Swap Future	September 2024	(34)	(3,092,494)	270,667
2 Year ERIS Aged Standard Swap Future	December 2024	(160)	(15,583,520)	196,860
3 Year ERIS Aged Standard Swap Future	September 2025	(433)	(40,516,243)	1,566,504
3 Year ERIS Aged Standard Swap Future	December 2025	(293)	(28,212,384)	464,769
4 Year ERIS Aged Standard Swap Future	September 2026	(55)	(5,020,136)	253,897
4 Year ERIS Aged Standard Swap Future	December 2026	(115)	(10,908,900)	1,388
Total				$8,872,456

Long Futures Contracts
90 Day Euro$ Future	December 2022	40	9,489,000	(28,390)
Long/Short Total				$8,844,066

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Valuation Designee the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$352,131,872	$-	$352,131,872
Collateralized Loan Obligations	-	92,772,639	-	92,772,639
Commercial Mortgage-Backed Securities	-	31,367,784	-	31,367,784
Commercial Mortgage-Backed Securities – U.S. Government Agency	-	54,313,083	-	54,313,083
Corporate Obligations	-	19,272,809	-	19,272,809
Investment Companies	4,768,092	-	-	4,768,092
Residential Mortgage-Backed Securities	-	257,792,080	-	257,792,080
Residential Mortgage-Backed Securities – U.S. Government Agency	-	3,623,274	-	3,623,274
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	-	7,415,745	-	7,415,745
U.S. Treasury Notes	-	11,455,529	-	11,455,529
Short-Term Investments	49,770,231	27,607,713	-	77,377,944
Total	$54,538,323	$857,752,528	$-	$912,290,851
Other Financial Instruments
Assets
Futures Contracts*	$8,872,456	$-	$-	$8,872,456
Liabilities
Futures Contracts*	28,390	-	-	28,390
Total	$8,844,066	$-	$-	$8,844,066

 *Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2022, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of long and short futures contracts during the period ended October 31, 2022, was $1,425,450 and ($188,622,974), respectively.

Transactions with Affiliates

The Fund's ownership of shares of affiliates represent holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended October 31, 2022:

Security Name	Value as of February 1, 2022	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of October 31, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Angel Oak UltraShort Income ETF	$–	$4,763,808	$–	$4,284	$4,768,092	95,200	$–	$–